Leases (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LEASES [Abstract]
2020	$ 2,178
2021	2,172
2022	2,132
2023	2,081
2024	2,086
2025 and thereafter	9,222
Total	19,871
Operating lease liabilities, including current portion	14,201	$ 0
Discount based on incremental borrowing rate	$ 5,670